Reverse Stock Split	12 Months Ended
Dec. 31, 2025
Reverse Stock Split
Reverse Stock Split

Note 3 — Reverse Stock Split

On February 2, 2024, the Company’s reverse stock split plan became effective. Every ten (10) shares of the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001.

In October 2024, the Company’s reverse stock split plan became effective. Every ten (20) shares of the Company’s ordinary share issued, par value of US$0.001, was combined into one (1) share of ordinary share, par value $0.02. The following information in Note 3 was adjusted for the reverse stock split as required by ASC 260.

On March 24, 2025, in an Extraordinary General Meeting of the Shareholders, Company shareholders approved the proposed 1-for-40 reverse share split and increase of authorized share capital. April 21, 2025 is the effective date for the 1-for-40 reverse share split, As the result of the 1-for-40 reverse share split, the authorized share capital of the Company changed from US$10,000,000 divided into 500,000,000 shares comprising (i) 400,000,000 Class A Shares, and (ii) 100,000,000 Class B Shares to US$10,000,000 divided into 12,500,000 shares comprising (i) 10,000,000 Consolidated Class A Shares, and (ii) 2,500,000 Consolidated Class B Shares. Following the Share Consolidation, the authorized share capital of the Company increased from US$10,000,000 divided into 12,500,000 shares comprising (i) 10,000,000 Consolidated Class A Shares, and (ii) 2,500,000 Consolidated Class B Shares to US$400,000,000 divided into 500,000,000 shares comprising (i) 400,000,000 Consolidated Class A Shares by the creation of an additional 390,000,000 Consolidated Class A Shares, and (ii) 100,000,000 Consolidated Class B Shares by the creation of an additional 97,500,000 Consolidated Class B Shares.